Employee Benefits (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Employee Benefits [Abstract]
Percentage of employee's contribution	5.00%
Maximum amount of employee's contribution	$ 192
Mandatory provident fund expense	$ 9,385	$ 8,936